Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation - CLP ($) $ in Millions	Dec. 31, 2020		Dec. 31, 2019
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts			$ 8,214,216
Compensated in balance
Net amount presented in balance			8,148,151
Remains of unrelated and / or unencumbered financial instruments	33,494,749		31,841,942
Amount in Statements of Financial Position	42,335,185		39,990,093
Gross amounts	9,891,887		7,768,200
Compensated in balance
Net amount presented in balance	9,891,887		7,768,200
Remains of unrelated and / or unencumbered financial instruments	31,567,864		26,012,576
Amount in Statements of Financial Position	41,459,751		33,780,776
Investments under resale agreements [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts
Compensated in balance
Net amount presented in balance
Gross amounts	969,808		380,055
Compensated in balance
Net amount presented in balance	969,808		380,055
Remains of unrelated and / or unencumbered financial instruments
Amount in Statements of Financial Position	969,808		380,055
Financial derivative contracts [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts	8,922,079	[1]	7,388,145
Compensated in balance		[1]
Net amount presented in balance	8,922,079	[1]	7,388,145
Remains of unrelated and / or unencumbered financial instruments	96,581	[1]	2,509
Amount in Statements of Financial Position	9,018,660	[1]	7,390,654
Loans And Accounts Receivable At Amortized Cost [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments	31,471,283
Amount in Statements of Financial Position	31,471,283
Deposits and interbank borrowings [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments			26,010,067
Amount in Statements of Financial Position			26,010,067
Financial derivative contracts [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts		[1]	8,148,151
Compensated in balance		[1]
Net amount presented in balance		[1]	8,148,151
Remains of unrelated and / or unencumbered financial instruments	191,649	[1]	457
Amount in Statements of Financial Position	9,032,085	[1]	8,148,608
Loans And Accounts Receivable At Amortized Cost [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments			31,775,420
Amount in Statements of Financial Position			31,775,420
Loans and accounts receivable at FVOCI, net [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts			66,065
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments	33,303,100		66,065
Amount in Statements of Financial Position	$ 33,303,100		66,065
Investments under resale agreements [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments
Amount in Statements of Financial Position

[1]	Derivatives contract have guarantees associated for Ch$191,802 million and Ch$96,263, respectively.